Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2024
Interest-Bearing Borrowings [Abstract]
INTEREST-BEARING BORROWINGS
20.	INTEREST-BEARING BORROWINGS

Bridge loan

On September 28, 2021, the Group entered into a bridge loan facility agreement with the total commitment of US$26,000,000 in which US$6,000,000 was contributed by a company controlled by a shareholder with significant influence over the Company, and key management personnels of the Company. The bridge loan would be released to the Group from an escrow account in 12 instalments and have a maturity period of 12 months from the utilization date of the facility. The bridge loan did not have any coupon, but had a facility fee of 3% on the total commitment of the facility paid upfront and an exit premium of 20% on the total commitment of the facility payable by the Group upon the maturity or early repayment of the bridge loan. Early repayment can only be made upon the exercise of the redemption right by the lenders, which is contingent upon the occurrence of certain capital events. The bridge loan contains two components: a liability component and an embedded derivative in respect of the embedded redemption option. The bridge loan was fully settled and the facility agreement expired during the year ended December 31, 2022.

The movements of the liability component and derivative component from the embedded redemption option of the bridge loan are as follows:

Bridge loan - liability component

2022
US$

As at January 1	12,274,215
Drawdown during the year	6,756,665
Finance costs	4,074,175
Repaid during the year	(7,374,346)
Settled during the year	(15,730,709)

As at December 31	-

Bridge loan - derivative component

2022
US$

As at January 1	1,551,677
On initial recognition	842,181
Change in fair value	835,433
Exercised during the year	(3,229,291)

As at December 31	-

Loan notes

Pursuant to the loan note purchase agreement date October 14, 2022 and the amendment to the agreement dated December 21, 2022, the Group issued loan notes of US$22,397,271, in which US$17,400,000 was contributed by shareholders with significant influence over the Company and key management personnel of the Company, with coupon rate of 25% per annum paid in kind and a maturity period of 5 years. Class C Warrants of the Company were issued to the subscribers of the loan notes and one of the subscribers was also granted a 3-year option for the additional subscription of US$5,000,000 loan notes together with the grant of a certain number of the Company’s Class C Warrants (which changed to the grant of a certain number of the Company’s Class A ordinary shares after the Capital Reorganization) upon such subscription with the terms set out in these agreements (see note 24). Thus, the loan note transaction contains three components: a liability component and two freestanding derivatives in respect of the option for additional subscription of loan notes, and the Class C Warrants issued (see note 21). The option for additional subscription of US$5,000,000 loan notes was exercised by the option holder on October 12, 2023. All the loan notes were fully settled in cash in October 2023 (see note 28).

The movements of financial liability and derivatives of the loan notes and derivatives issued during the year are as follows:

Loan notes – liability component

	2023	2022
	US$	US$
As at January 1	8,745,192	-
Issued during the year	5,000,000	7,959,134
Finance costs	18,975,635	786,058
Repayment during the year	(32,720,827)	-
As at December 31	-	8,745,192

Freestanding derivative - option for additional subscription of loan notes

	2023	2022
	US$	US$
As at January 1	2,796,131	-
On initial recognition	-	2,796,131
Change in fair value	9,536,904	-
Exercised during the year	(12,333,035)	-
As at December 31	-	2,796,131

The Group used the market approach to determine the underlying equity value of the Company, and binomial option pricing model to determine the fair value of the option for additional subscription of loan notes and the fair values of the Class C Warrants issued on initial recognition and at the end of the reporting period. The following table lists the inputs to the model used for the year ended December 31, 2022 and upon exercise:

For the year ended December 31, 2022

2022
Risk-free rate (%)	4.06 – 4.33
Volatility (%)	61 – 62
Dividend yield (%)	-

The Group considered there was no material impact on the fair value of the derivative components of the loan note resulting from a percentage change in the volatility as of December 31, 2022.

Upon exercise

Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-